UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811 02995

Exact name of registrant as specified in charter: NRM Investment Company

Address of principal executive offices: NRM Investment Company, Rosemont Business Campus, Suite 112, Building 3 - 919 Conestoga Road, Rosemont, Pennsylvania 19010

Name and address of agent for service: John H. McCoy, President, NRM Investment Company, Rosemont Business Campus, Suite 112, Building 3 - 919 Conestoga Road, Rosemont, Pennsylvania 19010

Registrant's Telephone Number:   (610) 527-7009

Date of fiscal year end:  August 31, 2007
ITEM 1 – REPORTS TO STOCKHOLDERS

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act is attached hereto.

ITEM 2  CODE OF ETHICS:

The registrant has adopted a code of ethics. It is incorporated by reference to Exhibit to Item 11 (a)(1) to registrant’s N-CSR filed for its fiscal year ending August 31, 2005. The code of ethics is available, without charge, upon request, by calling the Fund’s assistant secretary, Edward Fackenthal, collect at 610 279 3370 or contacting him at his email address: edwardfackental@cs.com. The code of ethics is also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT:

The Board of Directors does not have an audit committee and accordingly the entire board oversees the Registrant’s accounting and financial reporting processes including the audits of its financial statements. The board employs an outside accountant responsible for normal bookkeeping, tax preparation and recordkeeping, and employs a firm of independent auditors to report on internal controls and certify its financial records on an annual basis. The bookkeeper and outside auditor both qualify as financial experts. The outside accountant and auditor are engaged on behalf of the Registrant by the Company’s president and their engagements are ratified yearly by the shareholders. The outside auditor provides no services for the Registrant’s investment adviser. Note: four members of the five-member board of directors own 91.6% of its shares. Registrant has no salaried employees to otherwise fulfill the role of financial expert.

ITEM 4. ACCOUNTANT FEES AND SERVICES

	2006	2007

(a) Audit fees:	16,000	17,000

(b) Related fees	0	0

(c) (d) Tax & other fees	6,400	6,800	[1]

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

See Item 3.

ITEM 6 – SCHEDULE OF INVESTMENTS

The information is included as part of the report to shareholders filed under Item 1 of this report and attached hereto.

ITEMS 7, 8

Not applicable to Registrant

_______________________
1 Billed annually on a non-segregated basis.

2

ITEM 9 – SUBMISSION OF MATTER TO A VOTE OF SECURITY HOLDERS

None.

ITEM – 10 CONTROLS AND PROCEDURES

The Fund operates through its five-member board of directors sitting as an executive committee of the whole. It has no employees other than its officers none of whom receives compensation other than nominal director’s fees. It engages independent contractors to provide investment, financial and custodial services.

Portfolio Procedures

1. The Investment Advisor and those authorized to execute investment transactions do not have discretion to change the Fund’s portfolio outside of the guidelines established by the Board of Directors.

2. Any significant inflows or outflows of cash will be brought to the President’s attention to confirm that a related purchase or sale of securities or other disbursement was authorized by him.

Investment Custody and Shareholder Services

1. All transactions with shareholders and the custody of the Fund’s Securities are performed by an independent corporate custodian.  Any changes to these functions must be authorized by the Board of Directors.

Accounting and Reporting

1. The recording, summarizing and reporting of all financial data will be performed by a CPA who is independent of the buying and selling of securities as well as the disbursement of the Fund’s cash and transfer of the Fund’s assets.

2. Upon discovery, the CPA will bring any unusual transaction directly to the President and/or Board’s attention.

3

3. The CPA will provide directly to the Board of Directors a Statement of Net Assets and a Statement of Operations in accordance with generally accepted accounting principles within ten business days of each month end.

4

CERTIFICATIONS

I, John H. McCoy, President and Treasurer of the Fund certify that:

1.           I have reviewed this report on Form N-CSR of NRM Investment Company;

2.           Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)           Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

5

(d)           Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.           The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:           10/30/07

      /s/ John H. McCoy
John H. McCoy, President and Treasurer

6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NRM Investment Company

By:                 /s/ John H. McCoy
John H. McCoy, President and Treasurer

Date:           10/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                 /s/ John H. McCoy
John H. McCoy, President and Treasurer

Date:           10/30/07

By:                     /s/ Edward Fackenthal
Edward Fackenthal, Counsel and Assistant Secretary

Date:           10/30/07

7

EXHIBITS

NRM Investment Company

Financial Report

August 31, 2007

Table of Contents
August 31, 2007

 Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
NRM Investment Company

We have audited the accompanying statement of assets and liabilities of NRM Investment Company (the Fund), including the schedule of investments, as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NRM Investment Company as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

             As discussed in Note 4 to the financial statements, the Fund has been identified as a potentially responsible party by the Environmental Protection Agency in remedial activities relating to an environmental matter. The Fund has recorded a liability of $1,150,000 as of August 31, 2007 as its best estimate of its remaining exposure in this matter. Due to the uncertainties in settling the environmental matter, it is at least reasonably possible that the Fund’s estimate of remaining exposure will change in the near term.

Beard Miller Company LLP
Reading, Pennsylvania
October 26, 2007

NRM Investment Company

Statement of Assets and Liabilities
August 31, 2007

2007
Assets

Investments at fair value (cost $13,916,355)	$13,836,254
Interest and dividends receivable	148,721
Prepaid expenses	4,469

Total Assets	13,989,444

Liabilities

Accrued expenses and other liabilities	1,174,426

Net Assets, Applicable to 3,608,416 Outstanding Shares, Equivalent to $3.55 a Share	$12,815,018

See notes to financial statements.

NRM Investment Company

Schedule of Investments
August 31, 2007

	Principal Amount or Shares	Fair Value
Municipal Bonds - 56.0%

General Obligation Bonds - 8.0%

Bucks County, Pennsylvania, 5.00%, due 6/15/11, callable 6/15/09 at 100	100,000	$102,315
Pittsburgh, Pennsylvania, 5.00%, due 9/1/12, callable 3/1/12 at 100 (AMBAC)	250,000	262,813
Pennsylvania State, First Series, 5.00%, due 7/1/13	300,000	318,468
Berks County, Pennsylvania, 5.00%, due 11/15/14, callable 11/15/08 at 100 (AMBAC)	100,000	101,371
Philadelphia, Pennsylvania School District, 5.625%, due 8/1/15, callable 8/1/12 at 100 (FGIC)	300,000	325,821

Total General Obligation Bonds		1,110,788

Housing Finance Agency Bonds - .9%

Odessa, Texas Housing Finance Corporation, Home Mortgage Revenue Refunding, 8.45%, due 11/1/11, callable 11/1/05 at 103	16,518	16,637
California Housing Finance Agency, Home Mortgage, 10.25%, due 2/1/14, callable 2/1/99 at 100	40,000	40,935
Minnesota State Housing Finance Agency, Single-Family Mortgage, 5.95%, due 1/1/17, callable 1/1/07 at 101.50	60,000	60,586

Total Housing Finance Agency Bonds		118,158

Other Revenue Bonds - 47.1%

Parkland, Pennsylvania School District, 5.375%, due 9/1/15 (FGIC)	170,000	186,703
Grand Rapids, Michigan Downtown Development Authority, 6.60%, due 6/1/08, callable 6/1/06 at 100	365,000	365,785
Faulkey Gully Municipal Utility District, Texas, 4.50%, due 3/1/09 (FSA)	70,000	70,292
Montgomery County, Pennsylvania Industrial Development Authority, 5.00%, due 11/1/10	500,000	519,015
Allegheny County, Pennsylvania Industrial Development Authority, 5.00%, due 11/1/11 (MBIA)	100,000	104,757
Pennsylvania State Higher Educational Facilities Authority, 5.25%, due 1/1/12, callable 7/1/08 at 100 (MBIA)	175,000	177,097
Philadelphia, Pennsylvania Gas Works, 18th Series, 5.00%, due 8/1/11 (CIFG)	300,000	313,164
Montgomery County Pennsylvania Higher Educational Authority, 5.00%, due 4/1/12 (Radian)	225,000	230,810

See notes to financial statements.

NRM Investment Company

Schedule of Investments (Continued)
August 31, 2007

	Principal Amount or Shares	Fair Value

Municipal Bonds - 56.0% (Continued)

Other Revenue Bonds - 47.1% (Continued)

Pennsylvania State Higher Educational Facilities Authority, 5.375%, due 7/1/12, callable 7/1/09 at 100 (AMBAC)	100,000	$103,027
Pennsylvania Infrastructure Investment Authority, 5.00%, due 9/1/12	500,000	528,430
Pennsylvania State Higher Educational Facilities Authority, 5.50%, prerefunded 1/01/13	350,000	377,881
Jackson, Mississippi Redevelopment Authority, Jackson Street Area Project, 5.70%, due 4/1/13, callable 10/1/05 at 100 (MBIA)	100,000	100,127
Harrisburg, Pennsylvania Recovery Facilities, 5.00%, due 9/1/13, callable 9/1/08 at 101 (FSA)	100,000	102,293
Harrisburg, Pennsylvania Recovery Facilities, 5.00%, mandatory put 12/1/13	425,000	450,887
Philadelphia, Pennsylvania Wastewater, 5.25%, due 11/1/14, callable 11/1/12 at 100 (FGIC)	250,000	266,695
Philadelphia, Pennsylvania Wastewater, 5.00%, due 7/1/14	250,000	267,093
Pennsylvania State Turnpike Commission, 5.25%, due 12/1/14, callable 12/1/08 at 101 (AMBAC)	230,000	236,596
Pennsylvania State Turnpike Commission, 5.25%, due 12/1/15, callable 12/1/08 at 101 (AMBAC)	200,000	205,737
Allegheny County, Pennsylvania Higher Educational Building Authority, 5.50%, due 3/15/16, callable 6/15/12 at 100 (AMBAC)	150,000	166,173
Pennsylvania State Higher Educational Facilities Authority, 5.00%, due 6/15/16, callable 6/15/12 at 100 (AMBAC)	100,000	104,260
Philadelphia, Pennsylvania Gas Works, Fourth Series, 5.25%, due 8/1/16, callable 8/1/13	250,000	269,280
Philadelphia, Pennsylvania Industrial Development Lease Revenue, 5.40%, due 2/15/17, callable 2/15/07 at 102 (MBIA)	100,000	101,722
Chester County, Pennsylvania Health and Educational Authority (Devereux), 5.00%, due 11/1/18	405,000	418,608
Michigan Municipal Bond Authority, LOC Government Loans, 6.125%, due 12/1/18, callable 12/1/04 at 102, callable 12/1/06 at 100 (FGIC)	100,000	100,000
Tobacco Settlement Financial Corporation, New Jersey, 5.00%, due 6/1/19 , callable 6/1/17	200,000	199,032
Volusia County Florida Educational Facilities Authority, 5%, due 10/15/25, callable 10/15/15	310,000	296,112

See notes to financial statements.

NRM Investment Company

Schedule of Investments (Continued)
August 31, 2007

	Principal Amount or Shares	Fair Value

Municipal Bonds - 56.0% (Continued)

Other Revenue Bonds - 47.1% (Continued)

North Carolina Medical Care Community Mortgage Revenue (Chatham Hospital), 5.25%, due 8/1/26, callable 2/1/17 at 100 (MBIA)	250,000	$261,581

Total Other Revenue Bonds		6,523,157

Total Municipal Bonds (Cost $7,810,569)		7,752,103

Preferred Stock – 43.4%

ABN Amro Capital Trust VI, 6.25%	20,000	483,000
Aegon NV , 6.50%	15,000	366,000
Aegon NV, 6.875%	10,000	248,200
Barclays Bank, PLC ADR	20,000	493,400
Deutsche Bank Contingent Cap Tr, 6.55%	15,000	360,150
Federal Home Loan Mortgage Corporation, 6.42%	5,000	271,250
Goldman Sachs Group, Inc. 1/1000 B	15,000	365,850
HSBC USA, Inc., 1/40 Series H	20,000	526,200
ING Group NV, 7.05%	10,000	247,700
ING Group NV, Perpetual Debt Security	16,000	371,520
Lehman Brothers Holdings, Inc. C Dep. 1/10	10,000	455,000
Metlife, Inc., 6.50%	17,500	441,175
Prudential PLC, 6.50%	12,500	309,375
Royal Bank of Scotland Group PLC ADR Series R	10,000	232,500
Royal Bank of Scotland Group PLC ADR Series Q	20,000	500,400
Santander Financial SA, 6.41%	14,000	334,040

Total Preferred Stocks (Cost $6,027,395)		6,005,760

Short-Term Investments - at Cost Approximating Fair Value - 0.6%

Federated Pennsylvania Municipal Cash Trust #8 – (Cost $78,391)	78,391	78,391

Total Investments - 100% (Cost $13,916,355)		$13,836,254

See notes to financial statements.

NRM Investment Company

Statement of Operations
Year Ended August 31, 2007

2007

Investment Income

Interest	$326,914
Dividends	388,774
715,688

Expenses

Investment advisory fees	43,075
Custodian fees	20,325
Transfer and dividend disbursing agent fees	1,925
Legal and professional fees	88,706
Directors’ fees	6,400
Insurance	1,200
Capital stock tax	3,131
Provision for environmental claims and related costs	1,021,372
Miscellaneous	3,434

Total Expenses	1,189,568

Net Investment Income (Loss)	(473,880)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	22,720
Net unrealized depreciation of investments	(336,446)

Net Realized and Unrealized Gain (Loss) on Investments	(313,726)

Net Decrease in Net Assets Resulting from Operations	$(787,606)

See notes to financial statements.

NRM Investment Company

Statements of Changes in Net Assets
Years Ended August 31, 2007 and 2006

	2007	2006

Increase in Net Assets from Operations

Net investment (loss) income	$(473,880)	$399,194
Net realized gain from investment transactions	22,720	141,159
Net unrealized (depreciation) appreciation of investments	(336,446)	72,712

Net (Decrease) Increase in Net Assets Resulting from Operations	(787,606)	613,065

Distributions to Shareholders	(606,212)	(477,046)

Capital Share Transactions	64	(1,324,319)

Total Decrease in Net Assets	(1,393,754)	(1,188,300)

Net Assets - Beginning of Year	14,208,772	15,397,072

Net Assets - End of Year	$12,815,018	$14,208,772

See notes to financial statements.

NRM Investment Company

Financial Highlights
Years Ended August 31, 2007, 2006, 2005, 2004, and 2003

	2007	2006	2005	2004	2003
Per Share Data (for a share outstanding throughout the indicated year)

Net asset value, beginning of year	$3.938	$3.900	$3.931	$3.834	$3.842
Net investment income (loss)	(.131)	.110	.070	.119	.146
Net realized and unrealized gain (loss) on investments	(.088)	.059	.097	.096	.006

Total from Investment Operations	(.219)	.169	.167	.215	.152

Less distributions:

Dividends from capital gains	(.025)	(.021)	(.130)	(.009)	-
Dividends from net tax-exempt income	(.064)	(.086)	(.061)	(.103)	(.146)
Dividends from net taxable income	(.079)	(.024)	(.007)	(.006)	-
Distribution in excess of net investment Income		-	-	-	(.014)

Total Distributions	(.168)	(.131)	(.198)	(.118)	(.160)

Net Asset Value, End of Year	$3.551	$3.938	$3.900	$3.931	$3.834

Total Return (Loss)	(5.79%)	4.40%	3.76%	5.59%	3.96%

Ratios/Supplemental Data

Net assets, end of year (in thousands)	$12,815	$14,209	$15,397	$15,579	$15,198

Ratio of expenses to average net assets	8.62%	1.05%	1.23%	.67%	1.07%

Ratio of net investment income (loss) to average net assets	(3.43%)	2.77%	1.75%	3.04%	3.78%

Portfolio turnover rate	18.00%	88.85%	56.38%	47.45%	37.90%

See notes to financial statements.

NRM Investment Company

Notes to Financial Statements
August 31, 2007

Note 1 - Nature of Business and Significant Accounting Policies

Nature of Business

NRM Investment Company (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The investment objective of the Fund is to maximize and distribute income and gains on a current basis.  Its secondary objective is preservation of capital.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Valuation of Investments

Investments in securities (other than debt securities maturing in 60 days or less) traded in the over-the-counter market, and listed securities for which no sale was reported on the last business day of the year, are valued based on prices furnished by a pricing service.  This service determines the valuations using a matrix pricing system based on common bond features such as coupon rate, quality and expected maturity dates.  Securities for which market quotations are not readily available are valued by the investment advisor under the supervision and responsibility of the Fund’s Board of Directors.  Investments in securities that are traded on a national securities exchange are valued at the closing prices.  Short-term investments are valued at amortized cost, which approximates fair value.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on the date the securities are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on the basis of identified cost for both financial and federal income tax purposes.  Interest income is recorded on the accrual basis for both financial and income tax reporting. Dividend income is recognized on the ex-dividend date.  In computing investment income, the Fund amortizes premiums over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date.  Discounts are accreted over the life of the security.

Transactions with Shareholders

Fund shares are sold and redeemed at the net asset value.  Transactions of these shares are recorded on the trade date.  Dividends and distributions are recorded by the Fund on the ex-dividend date.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for federal income taxes.

See notes to financial statements.

NRM Investment Company

Note 1 - Nature of Business and Significant Accounting Policies (Continued)

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 2 - Investment Advisor and Management Fees and Other Transactions with Affiliates

The Fund has an investment advisory agreement which provides that the Fund pays to the investment advisor, as compensation for services provided and expenses assumed, a fee at the annual rate of .30% of the Fund’s net asset value.  The chief executive officer of the investment advisor is on the Board of Directors of the Fund.  Furthermore, the Fund’s president and chairman of the Board owns 78.1% of the Fund’s outstanding shares as of August 31, 2007.

Note 3 - Cost, Purchases and Sales of Investment Securities

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $2,553,509 and $2,530,685, respectively, during the year ended August 31, 2007.

At August 31, 2007, the cost of investment securities owned is the same for financial reporting and federal income tax purposes.  Net unrealized depreciation of investment securities is $80,101 (aggregate gross unrealized appreciation of $71,595, less aggregate unrealized depreciation of $151,696).

Note 4 - Environmental Liability

The Fund has been identified as a potentially responsible party (“PRP”) by the Environmental Protection Agency (“EPA”) in remedial activities related to an environmental matter.

The claim is divided into two parts: the first relates to groundwater contamination (OU-1), and the second (OU-2) relates to drummed waste, soil cleanup, and past costs incurred by the EPA.

See notes to financial statements.

NRM Investment Company

The Fund has joined a group (OU-1 Group) of defendants to share the costs of the OU-1 matter and has declined to join a group (OU-2 Group) to share the costs of the OU-2 matter as the Fund believed its linkage to this portion of the claim to be weak.

See notes to financial statements.

NRM Investment Company

Note 4 - Environmental Liability (Continued)

The Fund has accrued $150,000 at August 31, 2007 as its estimate of the remaining commitment to the OU-1 Group.  The Fund’s share of the costs is subject to reallocation after all available evidence is analyzed.

The OU-2 Group has begun a cost recovery suit against the Fund and others for the OU-1 and OU-2 work as well as past EPA costs.  The total amounts asserted to date for the OU-1 and OU-2 matters are $3,700,000 and $2,500,000 respectively; in addition OU-2 includes past EPA costs of $7,500,000.  There will be ongoing OU-1 operation and maintenance expenses for cleaning ground water for the indefinite future and for indefinite amounts.  Of the amounts the Fund has already paid or will pay because of its OU-1 contract commitment, it will seek contribution or reimbursement from the other defendants.

In April 2007, Counsel for the Fund advised that, with minor exceptions, lengthy discovery proceedings have been concluded, the developed facts have been analyzed, and that the Fund has begun settlement negotiations. After considering the facts and plaintiffs’ contentions, Counsel believes that a payment by the Fund either by settlement or by recovery following further litigation is probable and that, in addition to the OU-1 costs the Fund has already incurred, there will be additional exposure estimated to be between $750,000 and $1,500,000 and that $1,000,000 is the present best estimate of the Fund’s liability. This amount has been charged to the Fund in April 2007. There has been no changes to this estimate as of August 31, 2007.

In addition, the EPA has made an inquiry about another site which may lead to a future claim and whose materiality is unknown. No amounts have been accrued for any claim associated with this inquiry.

Note 5 - Transactions in Capital Stock and Components of Net Assets

Transactions in fund shares were as follows:

	Years Ended August 31,
	2007		2006
	Shares	Amount	Shares	Amount

Shares issued	191,368	$690,808	-	$-
Shares issued in reinvestment of dividends	24	94	11	45
Shares redeemed	(191,368)	(690,838)	(340,065)	(1,324,364)

Net Increase (Decrease)	24	$64	(340,054)	$(1,324,319)

See notes to financial statements.

NRM Investment Company

Note 5 – Transactions in Capital Stock and Components of Net Assets (Continued)

The components of net assets at August 31, 2007 and 2006 are as follows:

	2007	2006

Capital shares, par value $.01 per share, 3,608,416 shares and 3,608,392 shares issued and outstanding at August 31, 2007 and 2006 (10,000,000 full and fractional shares authorized); and capital paid-in	$13,999,571	$13,999,508
Unrealized (depreciation) appreciation of investments	(80,101)	256,345
Undistributed net investment income	8,976	66,347
Overdistributed net investment income*	(1,113,428)	(113,428)

Net Assets	$12,815,018	$14,208,772

*  For federal income tax purposes, there is no undistributed net investment income.  The book/tax difference arises from amounts reserved for environmental litigation described in Note 4 and not deducted for federal income tax purposes.

Note 6 - Distributions to Shareholders

The tax character of distributions paid during 2007 and 2006 was as follows:

	2007	2006

Distributions paid from:
Tax-exempt interest dividends	$231,348	$316,754
Taxable qualified dividends	285,798	67,700
Taxable ordinary dividends	-	17,779
Long-term capital gains	89,066	74,813

	$606,212	$477,046

Note 7 – New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishing a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosure about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participation assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.

See notes to financial statements.

NRM Investment Company

Note 7 – New Accounting Pronouncements (Continued)

      Management is evaluating the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund’s financial statements.

See notes to financial statements.